Victory Growth & Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Lipper Multi-Cap Core Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.51%	12.87%		11.29%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.50%	12.57%		10.43%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.40%	10.25%		8.17%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.17%	9.67%		7.96%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.16%	12.82%	10.79%

[1]	Inception date of Institutional Shares is August 7, 2015.